Discontinued Operations	12 Months Ended
Dec. 31, 2025
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS

Note 4 – DISCONTINUED OPERATIONS

Discontinued operation of Tiandihui in 2023

The Company’s subsidiary, Tiandihui, was mainly engaged in the development, manufacture and sale of petfood in China and other regions. On March 16, 2022, the People’s Court of Huangdao District, Qingdao City, Shandong Province made a civil ruling and announced the acceptance of creditors’ application of bankruptcy liquidation of Qingdao Tiandihui Foodstuffs Co., Ltd., and it entered into bankruptcy proceedings. On December 27, 2023, the Court announced that the bankruptcy property distribution plan of Tiandihui was implemented and the bankruptcy proceedings were completed. As a result, Tiandihui has been fully disposed as of December 31, 2023 and all the material claims against Tiandihui that arose prior to the date of the completion of Tiandihui’s bankruptcy proceeding were resolved.

The discontinued operation represents a strategic shift that has a major effect on the Company’s operations and financial results, which trigger discontinued operations accounting in accordance with ASC 205-20-45. The results of operations related to the discontinued operations for the years ended December 31, 2023 were reported as income (loss) from discontinued operations.

Prior to the final bankruptcy property distribution plan approved by the Court on December 27, 2023, Tiandihui had short-term bank loans of $4,986,206 as of December 31, 2022, payable to several PRC financial institutions, which were also corporately or personally guaranteed. Tiandihui also pledged certain property and equipment as collateral to further guarantee these loans. As a result of the Court approved bankruptcy property distribution plan, Tiandihui’s liabilities arising from the bankruptcy proceedings were fully discharged as of December 31, 2023. The Company recorded a loss from the disposition of Tiandihui in the amount of $15,095,547 for the year ended December 31, 2023.

The results of discontinued operations of Tiandihui for the years ended December 31, 2025, 2024 and 2023 are as follows:

	For the Years Ended December 31,
	2025	2024	2023
Revenue	$-	$-	$-
Cost of revenues	-	-	-
Gross profit	-	-	-
Operating expenses	-	-	-
Loss from discontinued operations	-	-	(138,263)
Other expense, net	-	-	(138,263)
(Loss) income before tax	-	-	(14,957,284)
Net loss from discontinued operations	$-	$-	$(15,095,547)

Discontinued operation of restaurant business in 2024

On June 7, 2024, pursuant to an Asset Purchase Agreement (the “Asset Purchase Agreement”), TDH Income sold all its assets to Flying Dragon Cuisine, LLC, a Kansas limited liability company, for $840,000. On June 7, 2024, pursuant to a Stock Purchase Agreement (the “Stock Purchase Agreement”), TDH Income sold its 100% equity interest in Bo Ling’s Chinese Restaurant, Inc, to Richard Ng Living Trust U.D.T., 7/19/95 and Far Ling Ng Living Trust U.D.T., 7/19/95, for $150,000. As a result, the Company discontinued its restaurant business line due to high costs it was experiencing in the restaurant segment business line. Net proceeds received from disposal of the restaurant business amounted to $578,400.

The discontinued operation represents a strategic shift that has a major effect on the Company’s operations and financial results, which trigger discontinued operations accounting in accordance with ASC 205-20-45. The results of operations related to the discontinued operations for the years ended December 31, 2024 and 2023 were reported as income (loss) from discontinued operations. Net income (loss) from discontinued operations of Bo Lings and Far Lings amounted to $575,249 and $(153,054) for the years ended December 31, 2024 and 2023, respectively.

The results of discontinued operations of the Company’s restaurant business for the years ended December 31, 2025, 2024 and 2023 are as follows:

	For the Years Ended December 31,
	2025	2024	2023
Revenue	$-	$1,272,666	$3,175,055
Cost of revenues	-	(885,395)	(2,145,239)
Gross profit	-	387,271	1,029,816
Operating expenses	-	(1,094,854)	(1,214,449)
Loss from discontinued operations of Far Lings and Bo Lings	-	(707,583)	(184,633)
Other income, net	-	1,282,832	31,579
Income (loss) before tax	-	575,249	(153,054)
Net income (loss) from discontinued operations of Far Lings and Bo Lings	$-	$575,249	$(153,054)